Investment in Affiliates	12 Months Ended
Mar. 31, 2017
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2016 and 2017 consists of the following:

	Millions of yen
	2016	2017
Shares	¥499,922	¥485,386
Loans and others	30,745	38,848

	¥530,667	¥524,234

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥110,121 million and ¥110,568 million, respectively, as of March 31, 2016 and ¥127,121 million and ¥159,867 million, respectively, as of March 31, 2017.

In fiscal 2015, 2016 and 2017, the Company and its subsidiaries received dividends from affiliates of ¥18,186 million, ¥30,063 million and ¥14,913 million, respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥101,289 million and ¥96,649 million as of March 31, 2016 and 2017, respectively.

From fiscal 2016, the Company no longer has the ability to exercise significant influence on ORIX JREIT Inc., and therefore has excluded ORIX JREIT Inc. from investment in affiliates accounted for by using the equity method. The transactions during the period accounted for by the equity method are described below.

ORIX JREIT Inc., formerly an equity method affiliate, entered into an asset management agreement and the like with one of the Company’s subsidiaries and paid fees of ¥2,433 million, ¥1,937 million for fiscal 2015 and 2016, respectively.

In fiscal 2015 and 2016, the Company and certain subsidiaries sold to ORIX JREIT Inc., office buildings, commercial facilities other than office buildings, and condominiums mainly under operating leases. In fiscal 2015 and 2016, the Company and the subsidiaries recognized gains of ¥10,473 million, ¥1,744 million, respectively in earnings as operating leases. The related intercompany profits have been eliminated based on the Company’s proportionate share.

Combined and condensed information relating to the affiliates for fiscal 2015, 2016 and 2017 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2015	2016	2017
Operations:
Total revenues	¥1,094,317	¥1,333,838	¥1,394,872
Income before income taxes	130,799	177,535	154,162
Net income	109,865	141,964	109,183

Financial position:
Total assets	¥6,897,921	¥8,350,901	¥8,452,544
Total liabilities	5,131,402	6,206,321	6,075,513
Total equity	1,766,519	2,144,580	2,377,031

The Company and its subsidiaries had no significant transactions with these companies except as described above.